Commitments and Contingencies (Details) - Schedule of make the following payments to oxford	12 Months Ended
Dec. 31, 2022 GBP (£)
Upon signing of the Fifth Oxford Agreement [Member]
Commitments and Contingencies (Details) - Schedule of make the following payments to oxford [Line Items]
Milestone description	Upon signing of the Fifth Oxford Agreement
Amount Due (excluding VAT)	£ 70,546
Six months post signing of the Fifth Oxford Agreement [Member]
Commitments and Contingencies (Details) - Schedule of make the following payments to oxford [Line Items]
Milestone description	6 months post signing of the Fifth Oxford Agreement
Amount Due (excluding VAT)	£ 70,546
Twelve months post signing of the Fifth Oxford Agreement [Member]
Commitments and Contingencies (Details) - Schedule of make the following payments to oxford [Line Items]
Milestone description	12 months post signing of the Fifth Oxford Agreement
Amount Due (excluding VAT)	£ 70,546
Twenty Fourth months post signing of the Fifth Oxford Agreement [Member]
Commitments and Contingencies (Details) - Schedule of make the following payments to oxford [Line Items]
Milestone description	24 months post signing of the Fifth Oxford Agreement
Amount Due (excluding VAT)	£ 70,546